Organization and Principal Activities - Schedule of Unaudited Condensed Consolidated Cash Flows Information (Unaudited) (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Unaudited Condensed Consolidated Cash Flows Information (Unaudited) [Line Items]
Net cash provided by operating activities	$ 548,837	$ (2,328,970)
Net cash provided by investing activities		82,621
Net cash (used in) financing activities	1,737,793	5,690,293
Effect of exchange rate changes	(1,103,789)	721,003
Net change in cash, cash equivalents and restricted cash	1,182,841	4,164,947
Variable Interest Entities [Member]
Schedule of Unaudited Condensed Consolidated Cash Flows Information (Unaudited) [Line Items]
Net cash provided by operating activities	1,440,177	3,618,309
Net cash provided by investing activities		83,074
Net cash (used in) financing activities	(1,262,207)	(3,973,007)
Effect of exchange rate changes	22,221	(41,185)
Net change in cash, cash equivalents and restricted cash	$ 200,191	$ (312,809)